INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2009
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,945,165	20,264	(661,831)	9,303,598
Debt securities issued by other governments and public sector entities	3,195,125	64,961	(37,636)	3,222,450
Corporate debt securities issued by companies incorporated in Greece	924,228	4,159	(73,897)	854,490
Corporate debt securities issued by companies incorporated outside Greece	1,587,378	22,443	(92,964)	1,516,857
Equity securities issued by companies incorporated in Greece	221,689	957	(1,636)	221,010
Equity securities issued by companies incorporated outside Greece	44,542	6,030	(1,699)	48,873
Mutual Fund units	588,759	4,068	(19,409)	573,418
Total available-for-sale securities	16,506,886	122,882	(889,072)	15,740,696

	2010
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	10,448,865	-	(3,020,542)	7,428,323
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,381,722	3	(272,516)	1,109,209
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	17,717,232	171,868	(3,376,230)	14,512,870

	2009
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	3,948,467(1)	(269,737)	2,911,806(2)	(392,094)	6,860,273(3)	(661,831)
Debt securities issued by other governments and public sector entities	193,460(1)	(1,170)	666,192(2)	(36,466)	859,652(3)	(37,636)
Corporate debt securities issued by companies incorporated in Greece	302,369(1)	(25,307)	151,616(2)	(48,590)	453,985(3)	(73,897)
Corporate debt securities issued by companies incorporated outside Greece	170,609(1)	(14,304)	473,102(2)	(78,660)	643,711(3)	(92,964)
Equity securities issued by companies incorporated in Greece	6,053	(1,099)	2,921	(537)	8,974	(1,636)
Equity securities issued by companies incorporated outside Greece	141	(16)	2,947	(1,683)	3,088	(1,699)
Mutual Fund units	84,952	(914)	199,163	(18,495)	284,115	(19,409)
Total available-for-sale securities	4,706,051(1)	(312,547)	4,407,747(2)	(576,525)	9,113,798(3)	(889,072)

(1)	The fair value amounts relating to the debt securities in an unrealized loss position for less than 12 months have been restated by EUR 1,060 million, EUR 3 million, EUR 60 million, EUR 25 million and EUR 1,148 million, respectively.
(2)	The fair value amounts relating to the debt securities in an unrealized loss position for 12 months or longer have been restated by EUR 253 million, EUR 6 million, EUR 63 million, EUR 75 million and EUR 397 million, respectively.
(3)	The fair value amounts relating to the total debt securities in an unrealized loss position have been restated by EUR 1,313 million, EUR 9 million, EUR 124 million, EUR 100 million and EUR 1,545 million, respectively.
These restatements were performed to correct an inadvertent error in the presentation of these amounts.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,826,585	(718,432)	4,249,574	(2,302,110)	7,076,159	(3,020,542)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	474,040	(30,253)	632,081	(242,263)	1,106,121	(272,516)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,827,107	(762,647)	5,479,013	(2,613,583)	9,306,120	(3,376,230)

The scheduled maturities of available-for-sale securities at December 31, 2010 were as follows:
	Available-for-Sale Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	1,303,644	1,283,456
Due from one to five years	6,471,329	5,943,721
Due from five to ten years	4,905,568	3,820,202
Due after ten years	4,235,659	2,673,151
Total debt securities	16,916,200	13,720,530
Other non debt securities	801,032	792,340
Total	17,717,232	14,512,870

The following table presents the net gains / (losses) on available-for-sale securities for 2008, 2009 and 2010.
	2008	2009	2010
	(EUR in thousands)
Gross realized gains on sales of available for sale portfolio	31,331	398,149	198,281
Gross realized losses on sales of available for sale portfolio	(5,144)	(48,220)	(132,741)
Other-Than-Temporary-Impairment of available for sale debt securities	(4,165)	(151,474)	-
Other-Than-Temporary-Impairment of available for sale equity securities and mutual funds	(13,607)	(206,854)	(89,497)
Net gains/(losses) on sales of available for sale securities	8,415	(8,399)	(23,957)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
Held-to-maturity securities		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,501,126	-	(991,075)	2,510,051
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Total held-to-maturity securities	3,611,797	8,263	(993,236)	2,626,824

	2010
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,311,591	(285,573)	1,198,461	(705,502)	2,510,052	(991,075)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,311,591	(285,573)	1,217,655	(707,663)	2,529,246	(993,236)

The scheduled maturities of held-to-maturity securities at December 31, 2010 were as follows:
	Held-to-Maturity Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	172,444	168,820
Due from one to five years	1,346,954	1,104,485
Due from five to ten years	1,946,552	1,228,937
Due after ten years	145,847	124,582
Total	3,611,797	2,626,824